Share capital (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2016	Jul. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Share price					$ 0.20
Private placements of shares for cash			$ 866,200	$ 719,403	$ 110,000
Special Redeemable Voting Preference Shares [Member]
Statements Line Items
Number of shares authorized			2,000,000
Settlement of Arm's Length Service Provider [Member]
Statements Line Items
Shares issued on settlement of services (Shares)	250,000	1,000,000
Shares issued on settlement of services	$ 56,861	$ 200,000
Shares held in trust to be released in tranches		1,000,000
Share capital [Member]
Statements Line Items
Treasury shares to be cancelled					750,000
Treasury shares cancelled				750,000
Private placements of shares for cash			$ 866,200	$ 719,403	$ 110,000
Private placements of shares for cash (Shares)			14,739,272	3,873,223	366,668